CERTIFICATION
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Neuberger Berman Income Funds (1933 Act File No. 002-85229; 1940 Act File No. 811-03802) (“Registrant”) hereby certifies (a) that the forms of prospectuses and statement of additional information that would have been filed under paragraph (c) of Rule 497 with respect to Neuberger Berman Core Bond Fund, Neuberger Berman Emerging Markets Debt Fund, Neuberger Berman Floating Rate Income Fund, Neuberger Berman High Income Bond Fund, Neuberger Berman Municipal Intermediate Bond Fund, Neuberger Berman New York Municipal Income Fund, Neuberger Berman Short Duration Bond Fund, Neuberger Berman Short Duration High Income Fund, Neuberger Berman Strategic Income Fund, and Neuberger Berman Unconstrained Bond Fund, each a series of the Registrant, would not have differed from those contained in Post-Effective Amendment No. 117 to the Registrant’s Registration Statement (“Amendment No. 117”), and (b) that Amendment No. 117 was filed electronically.

Dated:	March 2, 2015	By:	/s/ Claudia A. Brandon
Claudia A. Brandon Executive Vice President and Secretary